Annual Fund Operating Expenses	Mar. 31, 2024
Delaware Ivy Asset Strategy Fund | Class A
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.12%	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	1.06%	[3]
Delaware Ivy Asset Strategy Fund | Class C
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.12%	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	1.81%	[3]
Delaware Ivy Asset Strategy Fund | Class I
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.12%	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	0.81%	[3]
Delaware Ivy Asset Strategy Fund | Class R6
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.09%	[1],[4]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	0.78%	[3]
Delaware Ivy Asset Strategy Fund | Class R
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.12%	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	1.31%	[3]
Delaware Ivy Asset Strategy Fund | Class Y
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.12%	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	1.06%	[3]
Delaware Ivy Balanced Fund | Class A
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%
Acquired fund fees and expenses	0.01%	[5]
Total annual fund operating expenses	1.08%	[6]
Fee waivers and expense reimbursements	(0.02%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.06%
Delaware Ivy Balanced Fund | Class C
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.14%
Acquired fund fees and expenses	0.01%	[5]
Total annual fund operating expenses	1.83%	[6]
Fee waivers and expense reimbursements	(0.02%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.81%
Delaware Ivy Balanced Fund | Class I
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Acquired fund fees and expenses	0.01%	[5]
Total annual fund operating expenses	0.83%	[6]
Fee waivers and expense reimbursements	(0.02%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.81%
Delaware Ivy Balanced Fund | Class R6
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.09%	[8]
Acquired fund fees and expenses	0.01%	[5]
Total annual fund operating expenses	0.78%	[6]
Fee waivers and expense reimbursements	(0.06%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.72%
Delaware Ivy Balanced Fund | Class R
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.14%
Acquired fund fees and expenses	0.01%	[5]
Total annual fund operating expenses	1.33%	[6]
Fee waivers and expense reimbursements	(0.02%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.31%
Delaware Ivy Balanced Fund | Class Y
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%
Acquired fund fees and expenses	0.01%	[5]
Total annual fund operating expenses	1.08%	[6]
Fee waivers and expense reimbursements	(0.02%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.06%
Delaware Ivy Core Equity Fund | Class A
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual fund operating expenses	1.00%
Fee waivers and expense reimbursements	(0.01%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.99%
Delaware Ivy Core Equity Fund | Class C
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.11%
Total annual fund operating expenses	1.75%
Fee waivers and expense reimbursements	(0.01%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.74%
Delaware Ivy Core Equity Fund | Class I
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.75%
Fee waivers and expense reimbursements	(0.01%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.74%
Delaware Ivy Core Equity Fund | Class R6
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	none
Other expenses	0.06%	[10]
Total annual fund operating expenses	0.70%
Fee waivers and expense reimbursements	(0.03%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.67%
Delaware Ivy Core Equity Fund | Class R
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.11%
Total annual fund operating expenses	1.25%
Fee waivers and expense reimbursements	(0.01%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.24%
Delaware Ivy Core Equity Fund | Class Y
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual fund operating expenses	1.00%
Fee waivers and expense reimbursements	(0.01%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.99%
Delaware Ivy Systematic Emerging Markets Equity Fund | Class A
Operating Expenses:
Management fees	0.94%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.32%
Total annual fund operating expenses	1.51%
Fee waivers and expense reimbursements	(0.46%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Delaware Ivy Systematic Emerging Markets Equity Fund | Class C
Operating Expenses:
Management fees	0.94%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.32%
Total annual fund operating expenses	2.26%
Fee waivers and expense reimbursements	(0.46%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.80%
Delaware Ivy Systematic Emerging Markets Equity Fund | Class I
Operating Expenses:
Management fees	0.94%
Distribution and service (12b-1) fees	none
Other expenses	0.32%
Total annual fund operating expenses	1.26%
Fee waivers and expense reimbursements	(0.46%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Delaware Ivy Systematic Emerging Markets Equity Fund | Class R6
Operating Expenses:
Management fees	0.94%
Distribution and service (12b-1) fees	none
Other expenses	0.17%	[12]
Total annual fund operating expenses	1.11%
Fee waivers and expense reimbursements	(0.46%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.65%
Delaware Ivy Systematic Emerging Markets Equity Fund | Class R
Operating Expenses:
Management fees	0.94%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.32%
Total annual fund operating expenses	1.76%
Fee waivers and expense reimbursements	(0.46%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%
Delaware Ivy Systematic Emerging Markets Equity Fund | Class Y
Operating Expenses:
Management fees	0.94%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.32%
Total annual fund operating expenses	1.51%
Fee waivers and expense reimbursements	(0.46%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Delaware Climate Solutions Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.33%
Total annual fund operating expenses	1.43%
Fee waivers and expense reimbursements	(0.19%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.24%
Delaware Climate Solutions Fund | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.33%
Total annual fund operating expenses	2.18%
Fee waivers and expense reimbursements	(0.19%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.99%
Delaware Climate Solutions Fund | Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.33%
Total annual fund operating expenses	1.18%
Fee waivers and expense reimbursements	(0.19%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.99%
Delaware Climate Solutions Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.22%	[14]
Total annual fund operating expenses	1.07%
Fee waivers and expense reimbursements	(0.25%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.82%
Delaware Climate Solutions Fund | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.33%
Total annual fund operating expenses	1.68%
Fee waivers and expense reimbursements	(0.19%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.49%
Delaware Climate Solutions Fund | Class Y
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.33%
Total annual fund operating expenses	1.43%
Fee waivers and expense reimbursements	(0.19%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.24%
Delaware Ivy Global Growth Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.24%
Other expenses	0.10%
Total annual fund operating expenses	1.19%
Fee waivers and expense reimbursements	(0.09%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.10%
Delaware Ivy Global Growth Fund | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.10%
Total annual fund operating expenses	1.95%
Fee waivers and expense reimbursements	(0.10%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.85%
Delaware Ivy Global Growth Fund | Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Total annual fund operating expenses	0.95%
Fee waivers and expense reimbursements	(0.10%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.85%
Delaware Ivy Global Growth Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.07%	[16]
Total annual fund operating expenses	0.92%
Fee waivers and expense reimbursements	(0.17%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.75%
Delaware Ivy Global Growth Fund | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.10%
Total annual fund operating expenses	1.45%
Fee waivers and expense reimbursements	(0.10%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%
Delaware Ivy Global Growth Fund | Class Y
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual fund operating expenses	1.20%
Fee waivers and expense reimbursements	(0.10%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.10%
Delaware Ivy International Core Equity Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%
Total annual fund operating expenses	1.26%
Fee waivers and expense reimbursements	(0.24%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.02%
Delaware Ivy International Core Equity Fund | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.16%
Total annual fund operating expenses	2.01%
Fee waivers and expense reimbursements	(0.24%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.77%
Delaware Ivy International Core Equity Fund | Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	1.01%
Fee waivers and expense reimbursements	(0.24%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.77%
Delaware Ivy International Core Equity Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.08%	[18]
Total annual fund operating expenses	0.93%
Fee waivers and expense reimbursements	(0.28%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.65%
Delaware Ivy International Core Equity Fund | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.16%
Total annual fund operating expenses	1.51%
Fee waivers and expense reimbursements	(0.24%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.27%
Delaware Ivy International Core Equity Fund | Class Y
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%
Total annual fund operating expenses	1.26%
Fee waivers and expense reimbursements	(0.24%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.02%
Delaware Ivy Large Cap Growth Fund | Class A
Operating Expenses:
Management fees	0.60%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual fund operating expenses	0.99%
Fee waivers and expense reimbursements	(0.10%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Delaware Ivy Large Cap Growth Fund | Class C
Operating Expenses:
Management fees	0.60%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.14%
Total annual fund operating expenses	1.74%
Fee waivers and expense reimbursements	(0.10%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.64%
Delaware Ivy Large Cap Growth Fund | Class I
Operating Expenses:
Management fees	0.60%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual fund operating expenses	0.74%
Fee waivers and expense reimbursements	(0.10%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.64%
Delaware Ivy Large Cap Growth Fund | Class R6
Operating Expenses:
Management fees	0.60%
Distribution and service (12b-1) fees	none
Other expenses	0.05%	[20]
Total annual fund operating expenses	0.65%
Fee waivers and expense reimbursements	(0.09%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.56%
Delaware Ivy Large Cap Growth Fund | Class R
Operating Expenses:
Management fees	0.60%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.14%
Total annual fund operating expenses	1.24%
Fee waivers and expense reimbursements	(0.10%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Delaware Ivy Large Cap Growth Fund | Class Y
Operating Expenses:
Management fees	0.60%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual fund operating expenses	0.99%
Fee waivers and expense reimbursements	(0.10%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Delaware Ivy Mid Cap Growth Fund | Class A
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual fund operating expenses	1.23%
Fee waivers and expense reimbursements	(0.19%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%
Delaware Ivy Mid Cap Growth Fund | Class C
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual fund operating expenses	1.98%
Fee waivers and expense reimbursements	(0.19%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.79%
Delaware Ivy Mid Cap Growth Fund | Class I
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	0.98%
Fee waivers and expense reimbursements	(0.19%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%
Delaware Ivy Mid Cap Growth Fund | Class R6
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	none
Other expenses	0.07%	[22]
Total annual fund operating expenses	0.86%
Fee waivers and expense reimbursements	(0.18%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.68%
Delaware Ivy Mid Cap Growth Fund | Class R
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.19%
Total annual fund operating expenses	1.48%
Fee waivers and expense reimbursements	(0.19%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.29%
Delaware Ivy Mid Cap Growth Fund | Class Y
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual fund operating expenses	1.23%
Fee waivers and expense reimbursements	(0.19%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%
Delaware Ivy Mid Cap Income Opportunities Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual fund operating expenses	1.25%
Fee waivers and expense reimbursements	(0.17%)	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.08%
Delaware Ivy Mid Cap Income Opportunities Fund | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.15%
Total annual fund operating expenses	2.00%
Fee waivers and expense reimbursements	(0.17%)	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.83%
Delaware Ivy Mid Cap Income Opportunities Fund | Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	1.00%
Fee waivers and expense reimbursements	(0.17%)	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.83%
Delaware Ivy Mid Cap Income Opportunities Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.08%	[24]
Total annual fund operating expenses	0.93%
Fee waivers and expense reimbursements	(0.20%)	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.73%
Delaware Ivy Mid Cap Income Opportunities Fund | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.15%
Total annual fund operating expenses	1.50%
Fee waivers and expense reimbursements	(0.17%)	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.33%
Delaware Ivy Mid Cap Income Opportunities Fund | Class Y
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual fund operating expenses	1.25%
Fee waivers and expense reimbursements	(0.17%)	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.08%
Delaware Ivy Science and Technology Fund | Class A
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual fund operating expenses	1.16%
Delaware Ivy Science and Technology Fund | Class C
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.11%
Total annual fund operating expenses	1.91%
Delaware Ivy Science and Technology Fund | Class I
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.91%
Delaware Ivy Science and Technology Fund | Class R6
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.04%	[25]
Total annual fund operating expenses	0.84%
Delaware Ivy Science and Technology Fund | Class R
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.11%
Total annual fund operating expenses	1.41%
Delaware Ivy Science and Technology Fund | Class Y
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual fund operating expenses	1.16%
Delaware Ivy Smid Cap Core Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.27%
Fee waivers and expense reimbursements	(0.13%)	[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Delaware Ivy Smid Cap Core Fund | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.17%
Total annual fund operating expenses	2.02%
Fee waivers and expense reimbursements	(0.13%)	[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.89%
Delaware Ivy Smid Cap Core Fund | Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual fund operating expenses	1.02%
Fee waivers and expense reimbursements	(0.13%)	[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Delaware Ivy Smid Cap Core Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.14%	[27]
Total annual fund operating expenses	0.99%
Fee waivers and expense reimbursements	(0.22%)	[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.77%
Delaware Ivy Smid Cap Core Fund | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.17%
Total annual fund operating expenses	1.52%
Fee waivers and expense reimbursements	(0.13%)	[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.39%
Delaware Ivy Smid Cap Core Fund | Class Y
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.27%
Fee waivers and expense reimbursements	(0.13%)	[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Delaware Ivy Small Cap Growth Fund | Class A
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%
Total annual fund operating expenses	1.25%
Fee waivers and expense reimbursements	(0.12%)	[28]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%
Delaware Ivy Small Cap Growth Fund | Class C
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.16%
Total annual fund operating expenses	2.00%
Fee waivers and expense reimbursements	(0.12%)	[28]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.88%
Delaware Ivy Small Cap Growth Fund | Class I
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	1.00%
Fee waivers and expense reimbursements	(0.12%)	[28]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%
Delaware Ivy Small Cap Growth Fund | Class R6
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	none
Other expenses	0.07%	[29]
Total annual fund operating expenses	0.91%
Fee waivers and expense reimbursements	(0.15%)	[28]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.76%
Delaware Ivy Small Cap Growth Fund | Class R
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.16%
Total annual fund operating expenses	1.50%
Fee waivers and expense reimbursements	(0.12%)	[28]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.38%
Delaware Ivy Small Cap Growth Fund | Class Y
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%
Total annual fund operating expenses	1.25%
Fee waivers and expense reimbursements	(0.12%)	[28]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%

[1]	Other expenses“ includes the expenses of any wholly-owned subsidiaries of the Fund.
[2]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[3]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[4]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[5]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[6]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[7]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.80% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.71% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2024 through July 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[8]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[9]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.74% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.67% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2024 through July 30, 2025 These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[10]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[11]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.80% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.65% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2024 through July 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[12]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[13]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.99% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.82% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2024 through July 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[14]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[15]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.75% of the Fund’s Class R6 shares’ average daily net assets, from July 26, 2024 through July 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[16]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[17]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.77% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.65% of the Fund’s Class R6 shares’ average daily net assets, from May 3, 2024 through July 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[18]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[19]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.64% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.56% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2024 through July 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[20]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[21]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.68% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2024 through July 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[22]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[23]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.83% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.73% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2024 through July 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[24]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[25]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[26]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.89% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.77% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2024 through July 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[27]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[28]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.88% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.76% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2024 through July 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[29]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”